Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of property and equipment
Total property, plant and equipment	$ 157,454	$ 155,096
(Less) Accumulated depreciation	(154,444)	(153,863)
Property and equipment	3,010	1,233
Office equipment [Member]
Summary of property and equipment
Useful Lives	5 years
Total property, plant and equipment	156,162	153,804
Furniture and fixtures [Member]
Summary of property and equipment
Useful Lives	7 years
Total property, plant and equipment	$ 1,292	$ 1,292